(12) INVESTMENTS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Dividend	R$ 54,026	R$ 70,402
Interest on own capital	2,118	2,926
Total	56,145	73,328
Investco S.A [Member]
Statement Line Items [Line Items]
Dividend	0	0
Interest on own capital	2,118	2,926
Total	2,118	2,926
BAESA - Energetica Barra Grande S.A. [Member]
Statement Line Items [Line Items]
Dividend	108	89
Interest on own capital	0	0
Total	108	89
Campos Novos Energia S.A. ("ENERCAN") [Member]
Statement Line Items [Line Items]
Dividend	21,184	40,983
Interest on own capital	0	0
Total	21,184	40,983
Chapecoense Geracao S.A. ("Chapecoense") [Member]
Statement Line Items [Line Items]
Dividend	32,734	29,329
Interest on own capital	0	0
Total	R$ 32,734	R$ 29,329